Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Federal net operating loss carryforward	$ 36,803	$ 25,306
Intellectual property	58,504	61,787
Accrued interest	1,262	129
Patent amortization	4	5
Deferred tax assets before valuation	96,573	87,227
Valuation allowance	(96,573)	(87,227)
Net deferred income tax assets	$ 0	$ 0